UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549
                                    --------

                                   FORM N-CSR
                                    --------

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                  INVESTMENT COMPANY ACT FILE NUMBER 811-06400

                         THE ADVISORS' INNER CIRCLE FUND
               (Exact name of registrant as specified in charter)
                                    --------


                               101 Federal Street
                                Boston, MA 02110
               (Address of principal executive offices) (Zip code)

                                 SEI Corporation
                            One Freedom Valley Drive
                                 Oaks, PA 19456
                     (Name and address of agent for service)

       REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE: (877) 446-3863

                    DATE OF FISCAL YEAR END: OCTOBER 31, 2008

                   DATE OF REPORTING PERIOD: OCTOBER 31, 2008

ITEM 1.    REPORTS TO STOCKHOLDERS.


THE ADVISORS'
INNER CIRCLE FUND

COMMERCE CAPITAL GOVERNMENT MONEY MARKET FUND
ANNUAL REPORT
OCTOBER 31, 2008

[COMMERCE CAPITAL MARKETS LOGO]

THE ADVISORS' INNER CIRCLE FUND                                 COMMERCE CAPITAL
                                                                GOVERNMENT MONEY
                                                                MARKET FUND
                                                                OCTOBER 31, 2008

                                TABLE OF CONTENTS

Letter to Shareholders ..................................................     1
Schedule of Investments .................................................     2
Statement of Assets and Liabilities .....................................     4
Statement of Operations .................................................     5
Statement of Changes in Net Assets ......................................     6
Financial Highlights ....................................................     7
Notes to Financial Statements ...........................................     9
Report of Independent Registered Public Accounting Firm .................    15
Disclosure of Fund Expenses .............................................    16
Trustees and Officers of The Advisors' Inner Circle Fund ................    18
Notice of Shareholders ..................................................    26
Shareholder Voting Results ..............................................    27

The Fund files its complete schedule of investments of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q within sixty days after the period end. The Fund's Form N-Q is available on the Commission's web site at http://www.sec.gov, and may be reviewed and copied at the Commission's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities, as well as information relating to how a Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, is available (i) without charge, upon request, by calling 1-866-733-4544; and (ii) on the Commission's website at http://www.sec.gov.

THE ADVISORS' INNER CIRCLE FUND                                 COMMERCE CAPITAL
                                                                GOVERNMENT MONEY
                                                                MARKET FUND

October 31, 2008

Dear Shareholder:

We are pleased to provide you with the annual report for the Commerce Capital Government Money Market Fund (the Fund) for the year ended October 31, 2008.

The most dominant market news during the twelve months under review is the global economic crisis. Problems that began with the meltdown of the sub-prime mortgage market spread to the overall economy. Third quarter GDP was negative, at -0.3%. Payrolls continued to decline, with a loss of 240,000 jobs in October alone. At the same time, the unemployment rate spiked to 6.5%, from 6.1% in September. Many giants of the financial services industry had to first write down multi-billion dollar losses, then to seek help from the U.S. government. Ultimately, the U.S. government had to step in and bail out Fannie Mae and Freddie Mac. The U.S. government was also instrumental in engineering and assisting in the acquisitions of some financial institutions by their competitors in order to ensure their survival. As the problems deepened and credit markets locked up, the U.S. government began to institute various measures aimed at resolving these issues. The signature piece of legislation that was recently passed by congress is a $700 billion rescue package.

As part of its efforts to stimulate the economy, the Federal Open Market Committee (FOMC) began to cut the target Fed Funds rate, bringing it down to 1.00% at the October 29 meeting. Short-term Treasury Bill yields dropped to unprecedented lows, with investors at times willing to accept 0% yield to invest in these securities, due to a "flight to safety" reaction. Most notably, the three month Treasury Bill yield was 3.91% on October 31, 2007 but had dropped to 0.44% a year later. The yield on the two-year Treasury Note also declined significantly, going from 3.95% to 1.55% in the same period. Yields on Government Agency securities also declined, with three and six-month discount notes ranging from 0.75% to 1.43% as of this writing.

Principal preservation and liquidity remain our primary focus in managing the Fund. We will continue to maximize yield by taking advantage of the yield curve while investing in permissible securities, including repurchase agreements.

We appreciate your participation in the Commerce Capital Government Money Market Fund.

Sincerely,

/s/ Diane Allard
Diane Allard
Vice President/Fund Manager

This material represents the manager's assessment of the Fund and market environment at a specific point in time and should not be relied upon by the reader as research or investment advice.

THE ADVISORS' INNER CIRCLE FUND                                 COMMERCE CAPITAL
                                                                GOVERNMENT MONEY
                                                                MARKET FUND
                                                                OCTOBER 31, 2008

SECTOR WEIGHTINGS (UNAUDITED)*:

[BAR CHART]

62.7%   Repurchase Agreements
22.8%   U.S. Government Agency Obligations
14.5%   U.S. Treasury Obligations

*Percentages are based on total investments.

SCHEDULE OF INVESTMENTS
U.S. GOVERNMENT AGENCY OBLIGATIONS (A) -- 22.8%

                                                                                      FACE
                                                                                     AMOUNT           VALUE
                                                                                  -------------   -------------
 FFCB
   2.417%, 11/20/08 ............................................................  $   5,000,000   $   4,993,667
 FHLB
   2.415%, 11/03/08 ............................................................      5,000,000       4,999,333
   2.445%, 11/05/08 ............................................................      5,000,000       4,998,650
   2.467%, 11/14/08 ............................................................      5,000,000       4,995,577
   2.521%, 11/24/08 ............................................................      5,000,000       4,992,001
   2.266%, 01/08/09 ............................................................      5,000,000       4,978,750
 FHLMC
   2.450%, 11/07/08 ............................................................      5,000,000       4,997,967
   2.427%, 11/10/08 ............................................................      5,000,000       4,996,985
   2.519%, 11/18/08 ............................................................      5,000,000       4,994,097
   2.418%, 01/05/09 ............................................................      3,000,000       2,987,000
 FNMA
   2.520%, 11/17/08 ............................................................      5,000,000       4,994,445
   2.480%, 12/08/08 ............................................................      5,000,000       4,987,358
   2.510%, 12/09/08 ............................................................      5,000,000       4,986,858
                                                                                                 -------------
 TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
   (Cost $62,902,688) ..........................................................                     62,902,688
                                                                                                 -------------
U.S. TREASURY OBLIGATION (A) -- 14.5%
 U.S. Treasury Bills
   0.050%, 11/13/08
   (Cost $39,999,333) ..........................................................     40,000,000      39,999,333
                                                                                                  -------------
REPURCHASE AGREEMENTS -- 62.8%
 Credit Suisse First Boston
   0.200%, dated 10/31/08, to be repurchased on 11/03/08,
   repurchase price $56,365,987 (collateralized by various
   GNMA obligations, ranging in par value $6,677,504-$19,265,780,
   0.063%-7.000%, 02/15/37-10/15/38; total market value
   $57,494,139) ................................................................     56,365,048      56,365,048

The accompanying notes are an integral part of the financial statements.

THE ADVISORS' INNER CIRCLE FUND                                 COMMERCE CAPITAL
                                                                GOVERNMENT MONEY
                                                                MARKET FUND
                                                                OCTOBER 31, 2008

REPURCHASE AGREEMENTS -- (CONTINUED)

                                                                                      FACE
                                                                                     AMOUNT           VALUE
                                                                                  -------------   -------------
 Morgan Stanley
   0.130%, dated 10/31/08, to be repurchased on 11/03/08,
   repurchase price $45,883,165 (collateralized by various
   GNMA obligations, ranging in par value $20,348,564-
   $29,408,173, 5.500%, 02/15/38-09/15/38; total market value
   $47,736,328) ................................................................  $  45,882,668   $  45,882,668
 UBS Paine Webber
   0.080%, dated 10/31/08, to be repurchased on 11/03/08,
   $71,131,853 (collateralized by various GNMA obligations,
   ranging in par value $15,032,063-$58,280,000, 3.430%-3.534%,
   08/20/58; total market value $72,556,363) ...................................     71,131,361      71,131,361
                                                                                                  -------------
 TOTAL REPURCHASE AGREEMENTS
   (Cost $173,379,077) .........................................................                    173,379,077
                                                                                                  -------------
 TOTAL INVESTMENTS -- 100.1%
   (Cost $276,281,098) .........................................................                  $ 276,281,098
                                                                                                  =============

     Percentages are based on Net Assets of $276,148,533.

(A) Discount Note. The rate reported is the effective yield at time of purchase.

FFCB  Federal Farm Credit Bank

FHLB  Federal Home Loan Bank

FHLMC Federal Home Loan Mortgage Corporation

FNMA  Federal National Mortgage Association

GNMA  Government National Mortgage Association

The accompanying notes are an integral part of the financial statements.

THE ADVISORS' INNER CIRCLE FUND                                 COMMERCE CAPITAL
                                                                GOVERNMENT MONEY
                                                                MARKET FUND
                                                                OCTOBER 31, 2008

STATEMENT OF ASSETS AND LIABILITIES

ASSETS:
   Investments at value, including repurchase agreements
     of $173,379,077 (Cost $276,281,098) .....................  $    276,281,098
   Interest Receivable .......................................            68,771
                                                                ----------------
Total Assets .................................................       276,349,869
                                                                ----------------
LIABILITIES:
   Payable for Investment Securities Purchased ...............            68,134
   Payable due to Distributor ................................            46,413
   Payable due to Administrator ..............................            15,124
   Payable for Income Distribution ...........................             9,708
   Payable due to Investment Adviser .........................             8,518
   Payable due to Trustees ...................................             2,504
   Chief Compliance Officer Fees Payable .....................             1,951
   Other Accrued Expenses ....................................            48,984
                                                                ----------------
     Total Liabilities .......................................           201,336
                                                                ----------------
   NET ASSETS ................................................  $    276,148,533
                                                                ================

NET ASSETS CONSIST OF:
   Paid-in Capital ...........................................  $    276,149,050
   Accumulated Net Realized Loss on Investments ..............              (517)
                                                                ----------------
   NET ASSETS ................................................  $    276,148,533
                                                                ================
Net Asset Value, Offering and Redemption
   Price Per Share -- Institutional Class Shares
   ($20,252,980 / 20,251,489) ................................  $           1.00
                                                                ================
Net Asset Value, Offering and Redemption
   Price Per Share -- Administration Class Shares
   ($255,895,553 /255,891,009) ...............................  $           1.00
                                                                ================

The accompanying notes are an integral part of the financial statements.

THE ADVISORS' INNER CIRCLE FUND                                 COMMERCE CAPITAL
                                                                GOVERNMENT MONEY
                                                                MARKET FUND

STATEMENT OF OPERATIONS

                                                                     YEAR
                                                                     ENDED
                                                                   OCTOBER 31,
                                                                      2008
                                                                ----------------
INVESTMENT INCOME
Interest Income ..............................................  $      8,067,428
                                                                ----------------
EXPENSES
Investment Advisory Fees .....................................         1,512,486
Distribution Fees(1) .........................................           479,661
Administration Fees ..........................................           201,100
Trustees' Fees ...............................................             8,984
Chief Compliance Officer Fees ................................             6,341
Printing Fees ................................................            71,628
Transfer Agent Fees ..........................................            46,919
Professional Fees ............................................            46,827
Temporary Guarantee Program Fees(2) ..........................            30,843
Registration and Filing Fees .................................            24,831
Custodian Fees ...............................................             8,125
Insurance and Other Fees .....................................            37,326
                                                                ----------------
   TOTAL EXPENSES ............................................         2,475,071
Less:
   Waiver of Investment Advisory Fees* .......................          (175,149)
   Reimbursement -- Administration Class Shares* .............            (5,802)
                                                                ----------------
NET EXPENSES .................................................         2,294,120
                                                                ----------------
NET INVESTMENT INCOME ........................................         5,773,308
                                                                ----------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS .........  $      5,773,308
                                                                ================

(1)  Distribution Fees are incurred by Administration Class Shares only.

(2)  See Note 9.

*    See Note 5.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS' INNER CIRCLE FUND                                 COMMERCE CAPITAL
                                                                GOVERNMENT MONEY
                                                                MARKET FUND

STATEMENT OF CHANGES IN NET ASSETS

                                                                     YEAR               YEAR
                                                                     ENDED              ENDED
                                                                   OCTOBER 31,       OCTOBER 31,
                                                                      2008               2007
                                                                ----------------   ----------------
OPERATIONS:
   Net Investment Income .....................................  $      5,773,308   $     11,196,800
                                                                ----------------   ----------------
   Net Increase in Net Assets Resulting
     from Operations .........................................         5,773,308         11,196,800
                                                                ----------------   ----------------
DISTRIBUTIONS:
   Net Investment Income:
     Institutional Class Shares ..............................        (2,455,787)        (4,716,140)
     Administration Class Shares .............................        (3,317,521)        (6,480,660)
                                                                ----------------   ----------------
   Total Distributions .......................................        (5,773,308)       (11,196,800)
                                                                ----------------   ----------------
CAPITAL SHARE TRANSACTIONS (AT $1.00 PER SHARE):
   Issued
     Institutional Class Shares ..............................       616,945,832        657,675,778
     Administration Class Shares .............................     1,291,030,360      1,437,833,657
   Reinvestment of Distributions
     Institutional Class Shares ..............................         2,162,483          4,401,013
     Administration Class Shares .............................         3,224,882          5,808,015
   Redeemed
     Institutional Class Shares ..............................      (707,058,807)      (665,663,076)
     Administration Class Shares .............................    (1,186,952,779)    (1,425,043,239)
                                                                ----------------   ----------------
   Net Institutional Class Shares Transactions ...............       (87,950,492)        (3,586,285)
   Net Administration Class Shares Transactions ..............       107,302,463         18,598,433
                                                                ----------------   ----------------
     Net Increase in Net Assets from
        Capital Share Transactions ...........................        19,351,971         15,012,148
                                                                ----------------   ----------------
     Total Increase in Net Assets ............................        19,351,971         15,012,148

NET ASSETS:

   Beginning of Period .......................................       256,796,562        241,784,414
                                                                ----------------   ----------------
   End of Period (including undistributed net
     investment income of$0 and $0, respectively) ............  $    276,148,533   $    256,796,562
                                                                ================   ================

The accompanying notes are an integral part of the financial statements.

THE ADVISORS' INNER CIRCLE FUND                                 COMMERCE CAPITAL
                                                                GOVERNMENT MONEY
                                                                MARKET FUND

FINANCIAL HIGHLIGHTS

                                  FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

                                                              INSTITUTIONAL CLASS SHARES
                                      ---------------------------------------------------------------------
                                         YEAR          YEAR          YEAR           YEAR          YEAR
                                         ENDED         ENDED         ENDED          ENDED         ENDED
                                      OCTOBER 31,   OCTOBER 31,   OCTOBER 31,    OCTOBER 31,    OCTOBER 31,
                                         2008          2007          2006           2005          2004
                                      -----------   -----------   -----------    -----------    -----------
Net Asset Value,
   Beginning of Period ............   $      1.00   $      1.00   $      1.00    $      1.00    $      1.00
                                      -----------   -----------   -----------    -----------    -----------
Income from Investment Operations:
   Net Investment Income ..........          0.02          0.05          0.04           0.02           0.01
                                      -----------   -----------   -----------    -----------    -----------
   Total from Investment
     Operations ...................          0.02          0.05          0.04           0.02           0.01
                                      -----------   -----------   -----------    -----------    -----------
Dividends:
   Net Investment Income ..........         (0.02)        (0.05)        (0.04)         (0.02)         (0.01)
                                      -----------   -----------   -----------    -----------    -----------
     Total Dividends ..............         (0.02)        (0.05)        (0.04)         (0.02)         (0.01)
                                      -----------   -----------   -----------    -----------    -----------
Net Asset Value,
   End of Period ..................   $      1.00   $      1.00   $      1.00    $      1.00    $      1.00
                                      ===========   ===========   ===========    ===========    ===========
TOTAL RETURN+ .....................          2.11%         4.68%         4.30%          2.29%          0.69%
                                      ===========   ===========   ===========    ===========    ===========

RATIOS AND SUPPLEMENTAL DATA
Net Assets,
   End of Period (000) ............   $    20,253   $   108,208   $   111,794    $    90,183    $   127,154
Ratio of Expenses to
   Average Net Assets .............          0.60%         0.59%         0.55%          0.55%          0.52%
Ratio of Expenses to
   Average Net Assets
   (Excluding Fee Waivers) ........          0.64%         0.65%         0.66%          0.65%          0.63%
Ratio of Net Investment
   Income to Average
   Net Assets .....................          2.22%         4.58%         4.20%          2.21%          0.69%

+ Total returns would have been lower had certain fees not been waived by the Adviser during the period indicated. Total returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS' INNER CIRCLE FUND                                 COMMERCE CAPITAL
                                                                GOVERNMENT MONEY
                                                                MARKET FUND

FINANCIAL HIGHLIGHTS

                                  FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

                                                           ADMINISTRATION CLASS SHARES
                                      ---------------------------------------------------------------------
                                         YEAR          YEAR          YEAR            YEAR         YEAR
                                         ENDED         ENDED         ENDED          ENDED         ENDED
                                      OCTOBER 31,   OCTOBER 31,   OCTOBER 31,    OCTOBER 31,    OCTOBER 31,
                                         2008          2007          2006            2005         2004
                                      -----------   -----------   -----------    -----------    -----------
Net Asset Value,
   Beginning of Period ............   $      1.00   $      1.00   $      1.00    $      1.00    $      1.00
                                      -----------   -----------   -----------    -----------    -----------
Income from Investment Operations:
   Net Investment Income ..........          0.02          0.04          0.04           0.02           0.00*
                                      -----------   -----------   -----------    -----------    -----------
   Total from Investment
     Operations ...................          0.02          0.04          0.04           0.02           0.00*
                                      -----------   -----------   -----------    -----------    -----------
Dividends:
   Net Investment Income ..........         (0.02)        (0.04)        (0.04)         (0.02)         (0.00)*
                                      -----------   -----------   -----------    -----------    -----------
     Total Dividends ..............         (0.02)        (0.04)        (0.04)         (0.02)         (0.00)*
                                      -----------   -----------   -----------    -----------    -----------
Net Asset Value,
   End of Period ..................   $      1.00   $      1.00   $      1.00    $      1.00    $      1.00
                                      ===========   ===========   ===========    ===========    ===========
TOTAL RETURN+ .....................          1.85%         4.42%         4.04%          2.04%          0.44%
                                      ===========   ===========   ===========    ===========    ===========

RATIOS AND SUPPLEMENTAL DATA
Net Assets,
   End of Period (000) ............   $   255,896   $   148,589   $   129,990    $    72,447    $    49,182
Ratio of Expenses to
   Average Net Assets .............          0.85%         0.84%         0.80%          0.80%          0.77%
Ratio of Expenses to
   Average Net Assets
   (Excluding Fee Waivers) ........          0.92%         0.90%         0.91%          0.90%          0.88%
Ratio of Net Investment
   Income to Average
   Net Assets .....................          1.73%         4.32%         4.06%          2.07%          0.44%

*    Amount is less than $0.01 per share.

+ Total return is for the period indicated and has not been annualized. Total returns would have been lower had certain fees not been waived by the Adviser during the period indicated. Total returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS' INNER CIRCLE FUND                                 COMMERCE CAPITAL
                                                                GOVERNMENT MONEY
                                                                MARKET FUND

NOTES TO FINANCIAL STATEMENTS

1. ORGANIZATION:

The Advisors' Inner Circle Fund (the "Trust") is organized as a Massachusetts business trust under an Amended and Restated Agreement and Declaration of Trust dated February 18, 1997. The Trust is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company with 34 funds. The financial statements herein are those of one such fund, the Commerce Capital Government Money Market Fund (the "Fund"). The investment objective of the Fund is high current income and preservation of capital while maintaining liquidity. The Fund invests primarily in U.S. Treasury obligations, obligations issued or guaranteed as to principal and interest by agencies or instrumentalities of the U.S. government, and repurchase agreements collateralized by these securities. The Fund offers two classes of shares:
Institutional Class Shares and Administration Class Shares. The assets of each fund are segregated, and a shareholder's interest is limited to the fund in which shares are held.

2. SIGNIFICANT ACCOUNTING POLICIES:

The following is a summary of the significant accounting policies followed by the Fund.

      Use of Estimates -- The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets at the date of the financial statements and the reported results of operations during the reporting period. Actual results could differ from those estimates.

      Security Valuation -- Investment securities are stated at amortized cost, which approximates market value, in accordance with Rule 2a-7 of the 1940 Act. Under this valuation method, purchase discounts and premiums are accreted and amortized ratably to maturity and are included in interest income.

      Federal Income Taxes -- It is the Fund's intention to continue to qualify as a regulated investment company for Federal income tax purposes by complying with the appropriate provisions of Subchapter M of the Internal Revenue Code of 1986, as amended, and to distribute substantially all of its income to its shareholders. Accordingly, no provision for Federal income taxes has been made in the financial statements.

      On April 30, 2008, the Fund adopted Financial Accounting Standards Board ("FASB") Interpretation No. 48, "Accounting for Uncertainty in Income Taxes" ("FIN 48"). FIN 48 defines the threshold for recognizing the benefits of tax

THE ADVISORS' INNER CIRCLE FUND                                 COMMERCE CAPITAL
                                                                GOVERNMENT MONEY
                                                                MARKET FUND

      return positions in the financial statements as "more-likely-than-not" to be sustained by the applicable taxing authority and requires measurement of a tax position meeting the "more-likely-than-not" threshold, based on the largest benefit that is more than 50 percent likely to be realized.

      The adoption of FIN 48 did not result in the recording of any tax expense in the current period. However, management's conclusions regarding FIN 48 may be subject to review and adjustment at a later date based on factors including, but not limited to, on-going analysis of and changes to tax laws, regulations and interpretations thereof.

      Security Transactions and Investment Income -- Security transactions are accounted for on the date the security is purchased or sold (trade date). Interest income is recognized on the accrual basis. Costs used in determining realized gains and losses on the sales of investment securities are those of the specific securities sold.

      Repurchase Agreements -- In connection with transactions involving repurchase agreements, a third party custodian bank takes possession of the underlying securities ("collateral"), the value of which exceeds the principal amount of the repurchase transaction, including accrued interest. In the event of default on the obligation to repurchase, the Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. In the event of default or bankruptcy by the counterparty to the agreement, realization and/or retention of the collateral or proceeds may be subject to legal proceedings.

      Classes -- Class-specific expenses are borne by that class. Income, non-class-specific expenses, and realized gains/losses are allocated to the respective class on the basis of relative net assets.

      Expenses -- Expenses that are directly related to the Fund are charged directly to the Fund. Other operating expenses of the Trust are prorated to the funds based on the number of funds and/or relative net assets.

      Dividends and Distributions to Shareholders -- Dividends from net investment income are declared daily and paid to shareholders monthly. Any net realized capital gains are distributed to shareholders at least annually.

3. TRANSACTIONS WITH AFFILIATES:

Certain officers of the Trust are also officers of SEI Investments Global Funds Services (the "Administrator"), a wholly owned subsidiary of SEI Investments Company, and/or SEI Investments Distribution Co. (the "Distributor"). Such officers are paid no fees by the Trust for serving as officers of the Trust.

THE ADVISORS' INNER CIRCLE FUND                                 COMMERCE CAPITAL
                                                                GOVERNMENT MONEY
                                                                MARKET FUND

A portion of the services provided by the Chief Compliance Officer ("CCO") and his staff, whom are employees of the Administrator, are paid for by the Trust as incurred. The services include regulatory oversight of the Trust's Advisors and service providers as required by SEC regulations. The CCO's services have been approved by and are reviewed by the Board.

4. ADMINISTRATION, DISTRIBUTION, TRANSFER AGENT AND CUSTODIAN AGREEMENTS:

The Fund and the Administrator are parties to an Administration Agreement under which the Administrator provides administrative services to the Commerce Funds at an annual rate of 0.07% of the Funds' average daily net assets up to $500 million; 0.06% of the Funds' average daily net assets from $500 million up to and including $1 billion; and 0.05% of the Funds' average daily net assets in excess of $1 billion. There is a minimum annual fee of $95,000 per portfolio, plus $15,000 for each additional class.

The Trust and the Distributor entered into a Distribution Agreement dated November 14, 1991, as Amended and Restated November 14, 2005. The Distributor receives no fees for its distribution services under this agreement.

Commerce Capital Markets, Inc. (Retail Brokerage Division) serves as the Sub-Distributor and Shareholder Servicing Agent to the Fund. The Fund has adopted a Distribution Plan (the "Plan") relating to the Administration Class Shares pursuant to Rule 12b-1 of the 1940 Act. The Plan provides for payment of fees to the Distributor at an annual rate of 0.25% of the average daily net assets of the Administration Class Shares. Such fees are then paid to the Sub-Distributor for services provided.

Citigroup Fund Services, LLC serves as the transfer agent and dividend disbursing agent for the Fund under a transfer agency agreement.

U.S. Bank, N.A. acts as custodian (the "Custodian") for the Fund. The Custodian plays no role in determining the investment policies of the Fund or which securities are to be purchased and sold by the Fund.

5. INVESTMENT ADVISORY AGREEMENT:

The Trust and Commerce Capital Markets, Inc. (the "Adviser") are parties to an Investment Advisory Agreement (the "Advisory Agreement"). Under the terms of the Advisory Agreement, the Adviser receives an annual fee equal to 0.50% of the Fund's average daily net assets. The Adviser has voluntarily agreed to waive fees and reimburse expenses in order to keep total annual Fund operating expenses from exceeding 0.60% and 0.85% of the average daily net assets of the Institutional and Administration Class Shares, respectively.

THE ADVISORS' INNER CIRCLE FUND                                 COMMERCE CAPITAL
                                                                GOVERNMENT MONEY
                                                                MARKET FUND

The Adviser had voluntarily agreed to waive and reduce its fee and/or reimburse certain expenses of the Fund in order to limit the one-day net income yield of the Institutional Class Shares and Administration Class Shares of the Fund to not less than 0.20% of the average daily net assets. As of October 31, 2008, the Adviser has voluntarily agreed to waive and reduce its fee and/or reimburse certain expenses of the Fund in order to limit the one-day net income yield of Institutional Class Shares and the Administration Class Shares of the Fund to not less than 0.00% of the average daily net assets.

6. FEDERAL TAX INFORMATION:

The amount and character of income and capital gain distributions to be paid, if any, are determined in accordance with Federal income tax regulations, which may differ from U.S. generally accepted accounting principles. As a result, net investment income (loss) and net realized gain (loss) on investment transactions for a reporting period may differ significantly from distributions during such period. These book/tax differences may be temporary or permanent. To the extent these differences are permanent in nature, they are charged or credited to undistributed net investment income (loss), accumulated net realized gain (loss) or paid-in capital, as appropriate, in the period that the differences arise. As of October 31, 2008, there were no permanent differences.

The tax character of dividends paid during the last two fiscal years ended October 31, 2008 and 2007 was as follows:

         ORDINARY
          INCOME         TOTAL
       ------------   ------------
2008   $  5,773,308   $  5,773,308
2007   $ 11,196,800   $ 11,196,800

As of October 31, 2008, the components of distributable earnings (accumulated losses) on a tax basis were as follows:

Undistributed Ordinary Income   $  107,463
Capital Loss Carryforwards            (517)
Other Temporary Differences       (107,463)
                                ----------
Total Accumulated Losses        $     (517)
                                ==========

For Federal income tax purposes, capital loss carryforwards represent realized losses that may be carried forward for a maximum period of eight years and applied against future net realized gains. As of October 31, 2008, the Fund had the following capital loss carryforwards:

THE ADVISORS' INNER CIRCLE FUND                                 COMMERCE CAPITAL
                                                                GOVERNMENT MONEY
                                                                MARKET FUND

            TOTAL CAPITAL
EXPIRES   LOSS CARRYFORWARD
 2013     OCTOBER 31, 2008
-------   -----------------
$517            $517

As of October 31, 2008, the cost of securities for Federal tax purposes is the same as the cost shown in the Schedule of Investments.

7. OTHER:

At October 31, 2008, the percentage of total shares outstanding held by record shareholders each owning 10% or greater of the aggregate total shares outstanding for the shares listed of the Fund was as follows:

                          NO. OF           %
                       SHAREHOLDERS*   OWNERSHIP
                       -------------   ---------
Institutional Shares         3            100%
Admin Class Shares           1             99%

* These shareholders were comprised of omnibus accounts that were held on behalf of various individual shareholders.

In the normal course of business, the Fund enters into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be established; however, based on experience, the risk of loss from such claims is considered remote.

8. ACCOUNTING PRONOUNCEMENTS:

In September 2006, FASB issued Statement on Financial Accounting Standards
(SFAS) No. 157, "Fair Value Measurements." This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosures about fair value measurements. SFAS No. 157 applies to fair value measurements already required or permitted by existing standards. SFAS No. 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. The changes to current generally accepted accounting principles from the application of this Statement relate to the definition of fair value, the methods used to measure fair value, and the expanded disclosures about fair value measurements. As of October 31, 2008, the Fund does not believe the adoption of SFAS No. 157 will impact the amounts reported in the financial statements; however, additional disclosures may be required about the inputs used to develop the measurements and the effect of certain of the measurements reported in the financial statements for a fiscal period.

THE ADVISORS' INNER CIRCLE FUND                                 COMMERCE CAPITAL
                                                                GOVERNMENT MONEY
                                                                MARKET FUND

9. TEMPORARY GUARANTEE PROGRAM:

The Fund, with the approval of the Board of Trustees, participates in the Temporary Guarantee Program for Money Market Funds (the "Program") established by the U.S. Treasury Department (the "Treasury"). To participate, the Fund was required to pay a fee of 0.01% of its net assets as of September 19, 2008.

Under the Program, the Treasury guarantees the share price of shares of the Fund outstanding as of September 19, 2008 at $1.00 per share if a Fund's net asset value falls below $0.995 and the Board of Trustees decides to liquidate the Fund. The Program covers the lesser of a shareholder's account value on September 19, 2008, or on the date of liquidation.

The initial term of the Program expired on December 18, 2008. The Treasury has announced that the Program will be extended for a second term, which expires on April 30, 2009. Continued participation in each extension of the Program will require payment of an additional fee. The Board of Trustees has determined that continued participation in the Program is in the best interest of the Fund and its shareholders. The cost of the Fund's continued participation in the Program will be borne by the Fund, and will not be subject to any expense limitation or reimbursement agreement.

10. SUBSEQUENT EVENT:

On August 12, 2008, at the recommendation of the Adviser, the Board of Trustees approved the liquidation of the Fund. The Fund is expected to cease operations and liquidate in March, 2009. The liquidation distribution to shareholders will be treated as a payment in exchange for their shares.

In anticipation of the Fund's liquidation, the Adviser may manage the Fund in a manner intended to raise cash in order to facilitate the orderly liquidation of the Fund. As a result, during this time, all or a portion of the Fund may not be invested in a manner consistent with its stated investment strategies, which may prevent the Fund from achieving its investment objective during this time.

THE ADVISORS' INNER CIRCLE FUND                                 COMMERCE CAPITAL
                                                                GOVERNMENT MONEY
                                                                MARKET FUND

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders and Board of Trustees
Commerce Capital Government Money Market Fund of
The Advisors' Inner Circle Fund

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of the Commerce Capital Government Money Market Fund (one of the series constituting The Advisors' Inner Circle Fund (the "Trust")) as of October 31, 2008, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the three years in the period then ended. These financial statements and financial highlights are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. The financial highlights for the years ended October 31, 2005 and 2004 were audited by other auditors, whose report dated December 22, 2005, expressed an unqualified opinion on those financial highlights.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Trust's internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Trust's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of October 31, 2008, by correspondence with the custodian and brokers. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Commerce Capital Government Money Market Fund of The Advisors' Inner Circle Fund at October 31, 2008, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and its financial highlights for each of the three years in the period then ended, in conformity with U.S. generally accepted accounting principles.

                                                             [ERNST & YOUNG LLP]
Philadelphia, Pennsylvania
December 19, 2008

THE ADVISORS' INNER CIRCLE FUND                                 COMMERCE CAPITAL
                                                                GOVERNMENT MONEY
                                                                MARKET FUND

DISCLOSURE OF FUND EXPENSES (UNAUDITED)

All mutual funds have operating expenses. As a shareholder of a mutual fund, your investment is affected by these ongoing costs, which include (among others) costs for portfolio management, administrative services, and shareholder reports like this one. It is important for you to understand the impact of these costs on your investment returns.

Operating expenses such as these are deducted from a mutual fund's gross income and directly reduce its final investment return. These expenses are expressed as a percentage of a mutual fund's average net assets; this percentage is known as a mutual fund's expense ratio.

The following examples use the expense ratio and are intended to help you understand the ongoing costs (in dollars) of investing in your Fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The table on the next page illustrates your Fund's costs in two ways:

- ACTUAL FUND RETURN. This section helps you to estimate the actual expenses after fee waivers that your Fund incurred over the period. The "Expenses Paid During Period" column shows the actual dollar expense incurred by a $1,000 investment in the Fund, and the "Ending Account Value" number is derived from deducting that expense from the Fund's gross investment return.

You can use this information, together with the actual amount you invested in the Fund, to estimate the expenses you paid over that period. Simply divide your actual account value by $1,000 to arrive at a ratio (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply that ratio by the number shown under "Expenses Paid During Period."

- HYPOTHETICAL 5% RETURN. This section helps you compare your Fund's costs with those of other mutual funds. It assumes that the Fund had an annual 5% return before expenses during the year, but that the expense ratio (Column 3) for the period is unchanged. This example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to make this 5% calculation. You can assess your Fund's comparative cost by comparing the hypothetical result for your Fund in the "Expenses Paid During Period" column with those that appear in the same charts in the shareholder reports for other mutual funds.

NOTE: Because the hypothetical return is set at 5% for comparison purposes -- NOT your Fund's actual return -- the account values shown may not apply to your specific investment.

THE ADVISORS' INNER CIRCLE FUND                                 COMMERCE CAPITAL
                                                                GOVERNMENT MONEY
                                                                MARKET FUND

                               BEGINNING    ENDING                EXPENSES
                                ACCOUNT    ACCOUNT    ANNUALIZED    PAID
                                 VALUE      VALUE      EXPENSE     DURING
                               05/01/08    10/31/08     RATIOS     PERIOD*
                              ----------  ----------  ----------  --------
 ACTUAL FUND RETURN
 Institutional Class Shares   $ 1,000.00  $ 1,021.10     0.60%     $ 3.05
 Administration Class Shares    1,000.00    1,018.50     0.85        4.31

HYPOTHETICAL 5% RETURN
 Institutional Class Shares   $ 1,000.00  $ 1,022.12     0.60%     $ 3.05
 Administration Class Shares    1,000.00    1,020.86     0.85        4.32

* Expenses are equal to the Fund's annualized expense ratio multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period).

THE ADVISORS' INNER CIRCLE FUND                                 COMMERCE CAPITAL
                                                                GOVERNMENT MONEY
                                                                MARKET FUND

TRUSTEES AND OFFICERS OF THE ADVISORS' INNER CIRCLE FUND (Unaudited)

Set forth below are the names, ages, position with the Trust, term of office, length of time served and the principal occupations for the last five years of each of the persons currently serving as Trustees and Officers of the Trust. Trustees who are deemed not to be "interested persons" of the Trust are referred to as "Independent Board Members." Messrs. Nesher and Doran are Trustees who may be deemed to be "interested" persons

                                             TERM OF
                           POSITION(S)      OFFICE AND
    NAME, ADDRESS,          HELD WITH       LENGTH OF
        AGE(1)              THE TRUST     TIME SERVED(2)
----------------------     ------------   --------------
INTERESTED BOARD MEMBERS

ROBERT A. NESHER             Chairman     (Since 1991)
62 yrs. old                of the Board
                           of Trustees

WILLIAM M. DORAN             Trustee      (Since 1992)
1701 Market Street
Philadelphia, PA 19103
68 yrs. old

(1) Unless otherwise noted, the business address of each Trustee is SEI Investments Company, 1 Freedom Valley Drive, Oaks, Pennsylvania 19456.

(2) Each Trustee shall hold office during the lifetime of this Trust until the election and qualification of his or her successor, or until he or she sooner dies, resigns or is removed in accordance with the Trust's Declaration of Trust.

THE ADVISORS' INNER CIRCLE FUND                                 COMMERCE CAPITAL
                                                                GOVERNMENT MONEY
                                                                MARKET FUND

of the Fund as that term is defined in the 1940 Act by virtue of their affiliation with the Trust's Distributor. The Trust's Statement of Additional Information ("SAI") includes additional information about the Trustees and Officers. The SAI may be obtained without charge by calling 1-866-733-4544. The following chart lists Trustees and Officers as of October 31, 2008.

                                            NUMBER OF
                                            PORTFOLIOS
                                         IN THE ADVISORS'
                                        INNER CIRCLE FUND
     PRINCIPAL OCCUPATION(S)               OVERSEEN BY            OTHER DIRECTORSHIPS
        DURING PAST 5 YEARS                BOARD MEMBER          HELD BY BOARD MEMBER(3)
-------------------------------------   -----------------   ------------------------------
Currently performs various services            34           Trustee of The Advisors' Inner
on behalf of SEI Investments for                            Circle Fund II, Bishop Street
which Mr. Nesher is compensated.                            Funds, SEI Asset Allocation
                                                            Trust, SEI Daily Income Trust,
                                                            SEI Institutional
                                                            International Trust, SEI
                                                            Institutional Investments
                                                            Trust, SEI Institutional
                                                            Managed Trust, SEI Liquid
                                                            Asset Trust, SEI Tax Exempt
                                                            Trust, and SEI Alpha Strategy
                                                            Portfolios, L.P., Director of
                                                            SEI Global Master Fund, plc,
                                                            SEI Global Assets Fund, plc,
                                                            SEI Global Investments Fund,
                                                            plc, SEI Investments Global,
                                                            Limited, SEI Investments --
                                                            Global Fund Services, Limited,
                                                            SEI Investments (Europe),
                                                            Limited, SEI Investments --
                                                            Unit Trust Management (UK),
                                                            Limited, SEI Global Nominee
                                                            Ltd., SEI Opportunity Fund,
                                                            L.P., SEI Structured Credit
                                                            Fund, L.P., and SEI
                                                            Multi-Strategy Funds plc.

Self-employed consultant since 2003.           34           Trustee of The Advisors' Inner
Partner, Morgan, Lewis & Bockius LLP                        Circle Fund II, Bishop Street
(law firm) from 1976 to 2003, counsel                       Funds, SEI Asset Allocation
to the Trust, SEI, SIMC, the                                Trust, SEI Daily Income Trust,
Administrator and the Distributor.                          SEI Institutional
Secretary of SEI since 1978.                                International Trust, SEI
                                                            Institutional Investments
                                                            Trust, SEI Institutional
                                                            Managed Trust, SEI Liquid
                                                            Asset Trust, SEI Tax Exempt
                                                            Trust, and SEI Alpha Strategy
                                                            Portfolios, L.P., Director of
                                                            SEI since 1974. Director of
                                                            the Distributor since 2003.
                                                            Director of SEI Investments --
                                                            Global Fund Services, Limited,
                                                            SEI Investments Global,
                                                            Limited, SEI Investments
                                                            (Europe), Limited, SEI
                                                            Investments (Asia), Limited
                                                            and SEI Asset Korea Co., Ltd.

(3) Directorships of companies required to report to the Securities and Exchange Commission under the Securities Exchange Act of 1934 (i.e., "public companies") or other investment companies registered under the Investment Company Act of 1940.

THE ADVISORS' INNER CIRCLE FUND                                 COMMERCE CAPITAL
                                                                GOVERNMENT MONEY
                                                                MARKET FUND

TRUSTEES AND OFFICERS OF THE ADVISORS' INNER CIRCLE FUND (Unaudited)

                                                 TERM OF
                                POSITION(S)     OFFICE AND
       NAME, ADDRESS,            HELD WITH      LENGTH OF
           AGE(1)                THE TRUST    TIME SERVED(2)
-----------------------------   -----------   --------------
INDEPENDENT BOARD MEMBERS

JAMES M. STOREY                 Trustee        (Since 1994)
77 yrs. old

GEORGE J. SULLIVAN, JR.         Trustee        (Since 1999)
65 yrs. old

BETTY L. KRIKORIAN              Trustee        (Since 2005)
65 yrs. old

CHARLES E. CARLBOM              Trustee        (Since 2005)
74 yrs. old

(1) Unless otherwise noted, the business address of each Trustee is SEI Investments Company, 1 Freedom Valley Drive, Oaks, Pennsylvania 19456.

(2) Each Trustee shall hold office during the lifetime of this Trust until the election and qualification of his or her successor, or until he or she sooner dies, resigns or is removed in accordance with the Trust's Declaration of Trust.

THE ADVISORS' INNER CIRCLE FUND                                 COMMERCE CAPITAL
                                                                GOVERNMENT MONEY
                                                                MARKET FUND

                                           NUMBER OF
                                          PORTFOLIOS
                                        IN THE ADVISORS'
                                       INNER CIRCLE FUND
      PRINCIPAL OCCUPATION(S)            OVERSEEN BY                                  OTHER DIRECTORSHIPS
        DURING PAST 5 YEARS              BOARD MEMBER                               HELD BY BOARD MEMBER(3)
------------------------------------   -----------------   -------------------------------------------------------------------------
Attorney, sole practitioner since             34           Trustee of The Advisors' Inner Circle Fund II, Bishop Street Funds,
1994. Partner, Dechert Price                               Massachusetts Health and Education Tax-Exempt Trust, and U.S. Charitable
& Rhoads, September 1987-                                  Gift Trust, SEI Asset Allocation Trust, SEI Daily Income Trust, SEI
December 1993.                                             Institutional International Trust, SEI Institutional Investments Trust,
                                                           SEI Institutional Managed Trust, SEI Liquid Asset Trust, SEI Tax Exempt
                                                           Trust, and SEI Alpha Strategy Portfolios, L.P.

Self-Employed Consultant,                     34           Trustee of The Advisors' Inner Circle Fund II, Bishop Street Funds, State
Newfound Consultants Inc. since                            Street Navigator Securities Lending Trust, SEI Asset Allocation Trust,
April 1997.                                                SEI Daily Income Trust, SEI Institutional International Trust, SEI
                                                           Institutional Investments Trust, SEI Institutional Managed Trust, SEI
                                                           Liquid Asset Trust, SEI Tax Exempt Trust, and SEI Alpha Strategy
                                                           Portfolios, L.P., Director of SEI Opportunity Fund, L.P., and SEI
                                                           Structured Credit Fund, L.P.

Vice President Compliance, AARP               34           Trustee of The Advisors' Inner Circle Fund II and Bishop Street Funds.
Financial Inc. since September
2008. Self-Employed Legal and
Financial Services Consultant since
2003. In-house Counsel, State Street
Bank Global Securities and Cash
Operations from 1995 to 2003.

Self-Employed Business Consultant,            34           Director, Crown Pacific, Inc. and Trustee of The Advisors' Inner Circle
Business Project Inc. since 1997.                          Fund II and Bishop Street Funds.
CEO and President, United Grocers
Inc. from 1997 to 2000.

(3) Directorships of companies required to report to the Securities and Exchange Commission under the Securities Exchange Act of 1934 (i.e., "public companies") or other investment companies registered under the Investment Company Act of 1940.

THE ADVISORS' INNER CIRCLE FUND                                 COMMERCE CAPITAL
                                                                GOVERNMENT MONEY
                                                                MARKET FUND

TRUSTEES AND OFFICERS OF THE ADVISORS' INNER CIRCLE FUND (Unaudited)

                                                                     TERM OF
                                              POSITION(S)          OFFICE AND
           NAME, ADDRESS,                      HELD WITH            LENGTH OF
               AGE(1)                          THE TRUST          TIME SERVED(2)
-------------------------------------    ---------------------    --------------
INDEPENDENT BOARD MEMBERS (CONTINUED)

MITCHELL A. JOHNSON                             Trustee            (Since 2005)
66 yrs. old

JOHN K. DARR                                    Trustee            (Since 2008)
64 yrs. old

OFFICERS

PHILIP T. MASTERSON                            President           (Since 2008)
44 yrs. old

MICHAEL LAWSON                           Treasurer, Controller     (Since 2005)
48 yrs. old                               and Chief Financial
                                                Officer

RUSSELL EMERY                              Chief Compliance        (Since 2006)
45 yrs. old                                     Officer

(1) Unless otherwise noted, the business address of each Trustee or officer is SEI Investments Company, 1 Freedom Valley Drive, Oaks, Pennsylvania 19456.

(2) Each Trustee shall hold office during the lifetime of this Trust until the election and qualification of his or her successor, or until he or she sooner dies, resigns or is removed in accordance with the Trust's Declaration of Trust.

THE ADVISORS' INNER CIRCLE FUND                                 COMMERCE CAPITAL
                                                                GOVERNMENT MONEY
                                                                MARKET FUND

                                           NUMBER OF
                                          PORTFOLIOS
                                        IN THE ADVISORS'
                                       INNER CIRCLE FUND                              OTHER DIRECTORSHIPS
      PRINCIPAL OCCUPATION(S)          OVERSEEN BY BOARD                                 HELD BY BOARD
       DURING PAST 5 YEARS               MEMBER/OFFICER                                 MEMBER/OFFICER(3)
------------------------------------   -----------------   -------------------------------------------------------------------------
Private Investor since 1994.                   34          Trustee of The Advisors' Inner Circle Fund II, and Bishop Street Funds,
                                                           SEI Asset Allocation Trust, SEI Daily Income Trust, SEI Institutional
                                                           International Trust, SEI Institutional Investments Trust, SEI
                                                           Institutional Managed Trust, SEI Liquid Asset Trust, SEI Tax Exempt
                                                           Trust, and SEI Alpha Strategy Portfolios, L.P.

CEO, Office of Finance, FHL Banks              34          Director of Federal Home Loan Bank of Pittsburgh and Manna, Inc. and
from 1992 to 2007.                                         Trustee of The Advisors' Inner Circle Fund II and Bishop Street Funds.

Managing Director of SEI                      N/A          N/A
Investments since 2006. Vice
President and Assistant Secretary
of the Administrator from 2004 to
2006. General Counsel of Citco
Mutual Fund Services from 2003 to
2004. Vice President and Associate
Counsel for the Oppenheimer Funds
from 2001 to 2003.

Director, SEI Investments, Fund               N/A          N/A
Accounting since July 2005.
Manager, SEI Investments, Fund
Accounting from April 1995 to
February 1998 and November 1998
to July 2005.

Director of Investment Product                N/A          N/A
Management and Development at
SEI Investments since February
2003. Senior Investment Analyst,
Equity team at SEI Investments
from March 2000 to February 2003.

(3) Directorships of companies required to report to the Securities and Exchange Commission under the Securities Exchange Act of 1934 (i.e., "public companies") or other investment companies registered under the Investment Company Act of 1940.

THE ADVISORS' INNER CIRCLE FUND                                 COMMERCE CAPITAL
                                                                GOVERNMENT MONEY
                                                                MARKET FUND

TRUSTEES AND OFFICERS OF THE ADVISORS' INNER CIRCLE FUND (Unaudited)

                                                                     TERM OF
                                              POSITION(S)           OFFICE AND
           NAME, ADDRESS,                      HELD WITH            LENGTH OF
               AGE(1)                          THE TRUST           TIME SERVED
-------------------------------------    ---------------------    --------------
OFFICERS (CONTINUED)

JOSEPH M. GALLO                              Vice President        (Since 2007)
35 yrs. old                                  and Secretary

CAROLYN F. MEAD                              Vice President        (Since 2007)
51 yrs. old                                  and Assistant
                                               Secretary

JAMES NDIAYE                                 Vice President        (Since 2004)
40 yrs. old                                  and Assistant
                                               Secretary

TIMOTHY D. BARTO                             Vice President        (Since 2000)
40 yrs. old                                  and Assistant
                                               Secretary

ANDREW S. DECKER                              AML Officer          (Since 2008)
45 yrs. old

(1) The business address of each officer is SEI Investments Company, 1 Freedom Valley Drive, Oaks, Pennsylvania 19456.

THE ADVISORS' INNER CIRCLE FUND                                 COMMERCE CAPITAL
                                                                GOVERNMENT MONEY
                                                                MARKET FUND

                                               NUMBER OF
                                              PORTFOLIOS
                                           IN THE ADVISORS'
                                           INNER CIRCLE FUND
       PRINCIPAL OCCUPATION(S)                OVERSEEN BY       OTHER DIRECTORSHIPS
         DURING PAST 5 YEARS                    OFFICER           HELD BY OFFICER
---------------------------------------    -----------------    -------------------
Corporate Counsel of SEI since                   N/A                   N/A
2007; Associate Counsel, ICMA
Retirement Corporation 2004-
2007; Federal Investigator, U.S.
Department of Labor 2002-2004;
U.S. Securities and Exchange
Commission - Division of Investment
Management, 2003.

Corporate Counsel of SEI since                   N/A                   N/A
2007; Associate, Stradley, Ronon,
Stevens & Young 2004-2007;
Counsel, ING Variable Annuities,
1999-2002.

Employed by SEI Investments                      N/A                   N/A
Company since 2004. Vice President,
Deutsche Asset Management from
2003-2004. Associate, Morgan, Lewis
& Bockius LLP from 2000-2003.
Counsel, Assistant Vice President,
ING Variable Annuities Group from
1999-2000.

General Counsel, Vice President                  N/A                   N/A
and Secretary of SEI Investments
Global Funds Services since 1999;
Associate, Dechert (law firm) from
1997-1999; Associate, Richter, Miller
& Finn (law firm) from 1994-1997.

Compliance Officer and Product                   N/A                   N/A
Manager, SEI, 2005-2008. Vice
President, Old Mutual Capital,
2000-2005. Operations Director,
Prudential Investments, 1998-2000.

THE ADVISORS' INNER CIRCLE FUND                                 COMMERCE CAPITAL
                                                                GOVERNMENT MONEY
                                                                MARKET FUND

NOTICE TO SHAREHOLDERS (Unaudited)

For shareholders that do not have an October 31, 2008 tax year end, this notice is for informational purposes only. For shareholders with an October 31, 2008 tax year end, please consult your tax advisor as to the pertinence of this notice. For the fiscal year ended October 31, 2008, the Fund is designating the following items with regard to distributions paid during the year ended October 31, 2008:

                                 QUALIFYING FOR
                                   CORPORATE
  ORDINARY                         DIVIDENDS      QUALIFYING       U.S.          INTEREST      SHORT-TERM
   INCOME           TOTAL          RECEIVED        DIVIDEND     GOVERNMENT       RELATED      CAPITAL GAIN
DISTRIBUTIONS   DISTRIBUTIONS     DEDUCTION (1)   INCOME (2)   INTEREST (3)   DIVIDENDS (4)   DIVIDENDS (5)
-------------   -------------    --------------   ----------   ------------   -------------   -------------
   100.00%         100.00%           0.00%         0.00%         17.00%         100.00%          0.00%

(1) Qualifying dividends represent dividends which qualify for the corporate dividends received deduction and is reflected as a percentage of ordinary Income distributions (the total of short term capital gain and net investment income distributions).

(2) The percentage in this column represents the amount of "Qualifying Dividend Income" as created by the Jobs and Growth Tax Relief Reconciliation Act of 2003 and is reflected as a percentage of ordinary income distributions (the total of short term capital gain and net investment income distributions).

      It is the intention of each of the aforementioned funds to designate the maximum amount permitted by law.

(3) "U.S. Government Interest" represents the amount of interest that was derived from direct U.S. Government obligations and distributed during the fiscal year. This amount is reflected as a percentage of ordinary income. Generally, interest from direct U.S. Government obligations is exempt from state income tax.

      However, for shareholders of the the statutory threshold requirements.

(4) The percentage in this column represents the amount of "Interest Related Dividends" as created by the American Jobs Creation Act of 2004 and is reflected as a percentage of net investment income distributions that is exempt from U.S withholding tax when paid to foreign investors.

      This provision of the IRC will be expiring for years beginning after January 1, 2010.

(5) The percentage in this column represents the amount of "Short-Term Capital Gain Dividends" as created by the American Jobs Creation Act of 2004 and is reflected as a percentage of short-term capital gain distributions that is exempt from U.S withholding tax when paid to foreign investors.

      This provision of the IRC will be expiring for years beginning after January 1, 2010.

      The information reported herein may differ from the information and distributions taxable to the shareholders for the calendar year ending December 31, 2008. Complete information will be computed and reported in conjunction with your 2008 Form 1099-DIV.

THE ADVISORS' INNER CIRCLE FUND                                 COMMERCE CAPITAL
                                                                GOVERNMENT MONEY
                                                                MARKET FUND

SHAREHOLDER VOTING RESULTS (Unaudited)

                                                                           % OF SHARES
                                NO. OF SHARES    % OF OUTSTANDING SHARES       VOTED
                               ---------------   -----------------------   -----------
To approve a new investment advisory agreement between the Trust, on behalf of the Commerce Capital Government Money Market Fund, and Commerce Capital Markets, Inc.

Affirmative                    454,730,586.190            67.365%             99.936%
Against                            126,422.000              .019%               .028%
Abstain                            164,239.000              .024%               .036%

TOTAL                          455,021,247.190            67.408%            100.000%

                                      NOTES

                             COMMERCE CAPITAL FUNDS
                                 P.O. Box 182218
                              Columbus, Ohio 43218

                                    ADVISER:
                         Commerce Capital Markets, Inc.
                               One Commerce Square
                         2005 Market Street, Suite 200
                             Philadelphia, PA 19103

                                  DISTRIBUTOR:
                        SEI Investments Distribution Co.
                            One Freedom Valley Drive
                                 Oaks, PA 19456

                                 ADMINISTRATOR:
                      SEI Investments Global Funds Services
                            One Freedom Valley Drive
                                 Oaks, PA 19456

                                 LEGAL COUNSEL:
                           Morgan, Lewis & Bockius LLP
                          1111 Pennsylvania Ave., N.W.
                              Washington, DC 20004

                 INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM:
                                Ernst & Young LLP
                              Two Commerce Square
                         2001 Market Street, Suite 4000
                             Philadelphia, PA 19103

    This information must be preceded or accompanied by a current prospectus for the Fund described.


COM-AR-001-0300

ITEM 2.    CODE OF ETHICS.

The registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, comptroller or principal accounting officer, and any person who performs a similar function.

ITEM 3.    AUDIT COMMITTEE FINANCIAL EXPERT.

(a)(1) The registrant's board of trustees has determined that the registrant has at least one audit committee financial expert serving on the audit committee.

(a)(2) The audit committee financial expert is John Darr and is independent as defined in Form N-CSR Item 3(a)(2).

ITEM 4.    PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Fees billed by PricewaterhouseCoopers LLP ("PwC") related to the Trust

PwC billed the Trust aggregate fees for services rendered to the Trust for the last two fiscal years was as follows:

------------------- ------------------------------------------------ ------------------------------------------------
                                         2008                                              2007
--------- --------- --------------- ---------------- --------------- ---------------- --------------- ---------------
                    All fees and    All fees and     All other       All fees and     All fees and    All other
                    services to     services to      fees and        services to      services to     fees and
                    the Trust       service          services to     the Trust that   service         services to
                    that were       affiliates       service         were             affiliates      service
                    pre-approved    that were        affiliates      pre-approved     that were       affiliates
                                    pre-approved     that did not                     pre-approved    that did not
                                                     require                                          require
                                                     pre-approval                                     pre-approval
--------- --------- --------------- ---------------- --------------- ---------------- --------------- ---------------
(a)       Audit        $246,200           $0               $0           $210,200            $0              $0
          Fees

--------- --------- --------------- ---------------- --------------- ---------------- --------------- ---------------
(b)       Audit-
          Related         $0              $0               $0              $0               $0              $0
          Fees

--------- --------- --------------- ---------------- --------------- ---------------- --------------- ---------------
(c)       Tax Fees        $0              $0               $0              $0               $0              $0

--------- --------- --------------- ---------------- --------------- ---------------- --------------- ---------------
(d)       All             $0              $0               $0              $0               $0              $0
          Other
          Fees

--------- --------- --------------- ---------------- --------------- ---------------- --------------- ---------------

Fees billed by Ernst & Young LLP ("E&Y") related to the Trust

E&Y billed the Trust aggregate fees for services rendered to the Trust for the last two fiscal years was as follows:

------------------- ------------------------------------------------ -----------------------------------------------
                                         2008                                              2007
--------- --------- --------------- ---------------- --------------- --------------- --------------- ---------------
                    All fees and    All fees and     All other       All fees and    All fees and    All other
                    services to     services to      fees and        services to     services to     fees and
                    the Trust       service          services to     the Trust       service         services to
                    that were       affiliates       service         that were       affiliates      service
                    pre-approved    that were        affiliates      pre-approved    that were       affiliates
                                    pre-approved     that did not                    pre-approved    that did not
                                                     require                                         require
                                                     pre-approval                                    pre-approval
--------- --------- --------------- ---------------- --------------- --------------- --------------- ---------------
(a)       Audit        $316,360           N/A             N/A           $353,110          N/A             N/A
          Fees

--------- --------- --------------- ---------------- --------------- --------------- --------------- ---------------
(b)       Audit-
          Related        N/A              N/A             N/A             N/A             N/A             N/A
          Fees

--------- --------- --------------- ---------------- --------------- --------------- --------------- ---------------
(c)       Tax Fees       N/A              N/A             N/A             N/A             N/A             N/A

--------- --------- --------------- ---------------- --------------- --------------- --------------- ---------------
(d)       All            N/A              N/A             N/A             N/A             N/A             N/A
          Other
          Fees

--------- --------- --------------- ---------------- --------------- --------------- --------------- ---------------




(e)(1) Not applicable.

(e)(2) Percentage of fees billed applicable to non-audit services pursuant to waiver of pre-approval requirement were as follows (PwC):

                  --------------------------- ---------------- ---------------
                                                   2008             2007
                  --------------------------- ---------------- ---------------
                  Audit-Related Fees                0%               0%

                  --------------------------- ---------------- ---------------
                  Tax Fees                          0%               0%

                  --------------------------- ---------------- ---------------
                  All Other Fees                    0%               0%

                  --------------------------- ---------------- ---------------

(e)(2) Percentage of fees billed applicable to non-audit services pursuant to waiver of pre-approval requirement were as follows (E&Y):

                  --------------------------- ---------------- ---------------
                                                   2008             2007
                  --------------------------- ---------------- ---------------
                  Audit-Related Fees                0%              N/A

                  --------------------------- ---------------- ---------------
                  Tax Fees                          0%              N/A

                  --------------------------- ---------------- ---------------
                  All Other Fees                    0%              N/A

                  --------------------------- ---------------- ---------------

(f)    Not applicable.

(g) The aggregate non-audit fees and services billed by PwC for the last two fiscal years were $0 and $0 for 2008 and 2007, respectively.

(g) The aggregate non-audit fees and services billed by E&Y for the last two fiscal years were $0 and $0 for 2008 and 2007, respectively.

(h) During the past fiscal year, all non-audit services provided by Registrant's principal accountant to either Registrant's investment adviser or to any entity controlling, controlled by, or under common control with Registrant's investment adviser that provides ongoing services to Registrant were pre-approved by the audit committee of Registrant's Board of Trustees. Included in the audit committee's pre-approval was the review and consideration as to whether the provision of these non-audit services is compatible with maintaining the principal accountant's independence.


ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable to open-end management investment companies.

ITEM 6.  SCHEDULE OF INVESTMENTS

Not applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to open-end management investment companies.

ITEM 8.    PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable. Effective for closed-end management investment companies for fiscal years ending on or after December 31, 2005

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable to open-end management investment companies.

ITEM 10.   SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

The trust, effective February 23, 2005, adopted procedures by which shareholders may recommend nominees to the Registrant's Board of Trustees.

ITEM 11.   CONTROLS AND PROCEDURES.

(a) The certifying officers, whose certifications are included herewith, have evaluated the registrant's disclosure controls and procedures within 90 days of the filing date of this report. In their opinion, based on their evaluation, the registrant's disclosure controls and procedures are adequately designed, and are operating effectively to ensure, that information required to be disclosed by the registrant in the reports it files or submits under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no significant changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrants internal control over financial reporting.

ITEM 12.   EXHIBITS.

(a)(1) Code of Ethics attached hereto.

(a)(2) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

(b) Officer certifications as required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(b)) also accompany this filing as an Exhibit.


--------------------------------------------------------------------------------


                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


(Registrant)                            The Advisors' Inner Circle Fund


By (Signature and Title)*               /s/ Philip T. Masterson
                                        -----------------------
                                        Philip T. Masterson, President
Date:  December 28, 2008



Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*               /s/ Philip T. Masterson
                                        -----------------------
                                        Philip T. Masterson, President
Date:  December 28, 2008



By (Signature and Title)*               /s/ Michael Lawson
                                        ------------------
                                        Michael Lawson, Treasurer,
                                        Controller & CFO
Date:  December 28, 2008


* Print the name and title of each signing officer under his or her signature.